Dividends (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Dividends [Abstract]
Summary of Final and Interim Dividend Per Share and Amount

		2020		2019		2018
Year ended 31 March	pence per share	£m	pence per share	£m	pence per share	£m
Final dividend in respect of the prior year	10.78	1,064	10.55	1,045	10.55	1,044
Interim dividend in respect of the current year	4.62	457	4.62	458	4.85	480
	15.40	1,521	15.17	1,503	15.40	1,524